ORGANIZATION AND BASIS OF PRESENTATION (Textual) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity, Primary Beneficiary [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage Of Entity Revenue	96.00%	94.00%	92.00%